Sale of Pegzilarginase to Immedica (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of intangible assets		$ 15,000	$ 0	$ 0
Gain on sale of in-process research and development asset		$ 16,449	$ 0	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Global Rights To Pegzilarginase
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of intangible assets	$ 15,000
Contingent consideration	100,000
Carrying value of assets	0
Gain on sale of in-process research and development asset	16,400
Contingent reimbursement of pre-paid manufacturing costs	1,800
Derecognition of nonfinancial assets and liabilities	$ 400